Related Party Transactions	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

At September 30, 2016 and December 31, 2015, respectively, Omagine’s accounts payable included $52,585 and $32,148 due to its officers and directors.

For the nine months ended September 30, 2016 and 2015, the Company expensed a total of $68,000 and $47,000, respectively, for consulting fees paid to an entity controlled by the Deputy Managing Director of LLC.

In April 2016, the Company paid a $300,000 sponsorship fee to the same such entity controlled by the Deputy Managing Director of Omagine LLC for the Company to serve as the Title Sponsor Partner of the 2016 World Summit on Innovation and Entrepreneurship hosted by the United Nations at UN headquarters in New York City from May 19 to May 23, 2016.